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Brinson
Financial Services Growth Fund

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                                   PROSPECTUS

                                NOVEMBER 5, 2001

                          ----------------------------

This prospectus offers Class A, Class B, Class C and Class Y shares of Brinson Financial Services Growth Fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC Insured. May lose value. No bank guarantee.





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                     Brinson Financial Services Growth Fund

                                    Contents
                                    THE FUND

---------------------------------------------------------------------------------------------------------

What every investor                              3                         Investment Objective,
should know about                                                          Strategies
the fund                                                                   and Risks
                                                 4                         Performance
                                                 5                         Expenses and Fee Tables
                                                 6                         More About Risks and
                                                                           Investment Strategies
                                             YOUR INVESTMENT

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Information for                                  8                         Managing Your Fund Account
managing your fund                                                         -- Flexible Pricing
account                                                                    -- Buying Shares
                                                                           -- Selling Shares
                                                                           -- Exchanging Shares
                                                                           -- Transfer Agent
                                                                           -- Pricing and Valuation
                                         ADDITIONAL INFORMATION

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Additional important                            15                         Management
information about                               16                         Dividends and Taxes
the fund                                        18                         Financial Highlights

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Where to learn more                                                        Back Cover
about Brinson
mutual funds

                         The fund is not a complete or
                          balanced investment program.

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                               Prospectus Page 2





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                     Brinson Financial Services Growth Fund

                     Brinson Financial Services Growth Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
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FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of financial services companies, such as banks, thrifts, insurance companies, finance companies, securities firms and companies that provide specialized services to them.

The fund also invests, to a lesser extent, in stocks of other types of companies and in bonds. Some of the fund's stocks and bonds may be of foreign issuers and may be denominated in foreign currencies. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment advisor, Brinson Advisors, Inc., has selected DSI International Management, Inc. ('DSI'), its affiliate, to serve as the fund's sub-advisor. DSI seeks to invest in stocks of companies with better-than-average earnings growth that also represent strong, fundamental investment values. These include companies that may benefit from changes in the financial services industry, such as deregulation, consolidation and the growth of financial services other than banking. DSI especially looks for companies whose growth characteristics and value are not yet recognized by the market.

DSI decides which securities to buy and sell by assessing a company's current and anticipated revenues, earnings, cash flow, asset composition and dividend yield. DSI uses a multi-factor model, applied in a systematic, disciplined manner, to make these assessments.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Financial Services Industry Concentration Risk -- Since the fund's stocks are concentrated in financial services companies, it will be more severely affected by unfavorable developments in that industry than if it invested in a broad range of businesses.

Single Issuer Concentration Risk -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. A change in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.

Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

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                               Prospectus Page 3





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                     Brinson Financial Services Growth Fund

                            PERFORMANCE
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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS A SHARES


             [PERFORMANCE GRAPH]

       CALENDAR YEAR             TOTAL RETURN
      ----------------          --------------
           1991                       65.37%
           1992                       38.68%
           1993                       10.32%
           1994                       (0.75)%
           1995                       47.46%
           1996                       28.96%
           1997                       45.20%
           1998                        2.31%
           1999                       (9.42)%
           2000                       23.28%

Total return January 1 to September 30, 2001  -- (15.13)%

Best quarter during years shown: 3rd quarter 2000  -- 23.82%

Worst quarter during years shown: 3rd quarter 1999  -- (16.39)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

CLASS                                       CLASS A    CLASS B*     CLASS C     CLASS Y    S&P 500
(INCEPTION DATE)                           (5/22/86)   (7/1/91)    (7/2/92)    (3/30/98)    INDEX
----------------                           ---------   --------    --------    ---------    -----
One Year................................    16.52%      17.35%      20.13%      23.49%      (9.10)%
Five Years..............................    15.11       15.32       15.32      N/A          18.33
Ten Years...............................    22.30      N/A         N/A         N/A          17.46
Life of Class...........................    14.63       20.02       17.08        2.88          **

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 * Assumes conversion of Class B shares to Class A shares after six years.
** Average annual total returns for the S&P 500 Index for the life of each class were as follows: Class A -- 15.14%; Class B -- 16.80%; Class C -- 17.21%; Class Y -- 8.18%.

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                     Brinson Financial Services Growth Fund

                            EXPENSES AND FEE TABLES
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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments when you buy or sell fund shares)

                                                             CLASS A   CLASS B   CLASS C   CLASS Y
                                                             -------   -------   -------   -------
Maximum Sales Charge (Load) as a % of offering price.......   5.50%       5%        2%      None
  Maximum Front-End Sales Charge (Load) Imposed on
    Purchases
    (as a % of offering price).............................   5.50%     None        1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price).............................  None         5%        1%      None
Exchange Fee...............................................  None       None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                             CLASS A   CLASS B   CLASS C   CLASS Y
                                                             -------   -------   -------   -------
Management Fees............................................   0.70%     0.70%     0.70%     0.70%
Distribution and/or Service (12b-1) Fees...................   0.25      1.00      1.00      0.00
Other Expenses.............................................   0.28      0.34      0.33      0.30
                                                              ----      ----      ----      ----
Total Annual Fund Operating Expenses.......................   1.23%     2.04%     2.03%     1.00%
                                                              ----      ----      ----      ----
                                                              ----      ----      ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
Class A.......................................    $668     $919     $1,188     $1,957
Class B (assuming sale of all shares at end of
  period).....................................     707      940      1,298      1,970
Class B (assuming no sale of shares)..........     207      640      1,098      1,970
Class C (assuming sale of all shares at end of
  period).....................................     404      730      1,182      2,435
Class C (assuming no sale of shares)..........     304      730      1,182      2,435
Class Y.......................................     102      318        552      1,225

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                     Brinson Financial Services Growth Fund

                                   MORE ABOUT
                        RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The fund may lose a substantial part, or even all, of its investment in a company's stock.

Financial Services Industry Concentration Risk. The fund concentrates its investments in financial services companies. Therefore, it will be more affected by economic, competitive and regulatory developments in the financial services industry than it would be if it invested in a broad range of businesses.

Financial services companies may be subject to severe price competition, and they also are subject to extensive governmental regulation. Regulation limits their business activities and also may limit the interest rates and fees they can charge. Recently adopted federal legislation has substantially reduced the separation between the commercial banking and the insurance and investment banking businesses. Both the industry and the fund may be significantly affected by developments in the financial services industry resulting from this legislation.

The profitability of financial services companies is largely dependent on the availability and cost of capital funds. It can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of customers also can negatively affect the industry.

Single Issuer Concentration Risk. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When the fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than they would for a more diversified fund.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives Risk. The value of 'derivatives' -- so-called because their value 'derives' from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or 'hedge' the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

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                     Brinson Financial Services Growth Fund

ADDITIONAL RISKS

Credit and Interest Rate Risks. The fund is authorized to invest in bonds and other income-producing securities. These securities are subject to credit risk and interest rate risk. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investment in bonds will fall. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Defensive Positions; Cash Reserves. To protect itself from adverse market conditions, the fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. The fund also may increase its cash reserves to facilitate the transition to the investment style and strategies of a new sub-adviser. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the fund's investment objective. The fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity.

Portfolio Turnover. The fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered 'short-term' for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs and may negatively impact fund performance.

The fund does not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's distributions may have on shareholders.

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                     Brinson Financial Services Growth Fund

                          MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

The fund offers four classes of shares  -- Class A, Class B, Class C and
Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

The fund has adopted a rule 12b-1 plan for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See 'Sales Charge Waivers for Class A, Class B and Class C shares' below. You may also qualify for a reduced sales charge on Class A shares. See 'Sales Charge Reductions for Class A Shares' below.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of the purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the fund are described in the following table.

CLASS A SALES CHARGES

                                                                                  REALLOWANCE TO SELECTED
                                         SALES CHARGE AS A PERCENTAGE OF:               DEALERS AS
        AMOUNT OF INVESTMENT           OFFERING PRICE   NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
        --------------------           --------------   -------------------    ----------------------------
Less than $50,000....................       5.50%              5.82%                           5.00%
$50,000 to $99,999...................       4.50               4.71                            4.00
$100,000 to $249,999.................       3.50               3.63                            3.00
$250,000 to $499,999.................       2.50               2.56                            2.00
$500,000 to $999,999.................       2.00               2.04                            1.75
$1,000,000 and over(1)...............       None               None                      Up to 1.00(2)

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(1) A deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the fund's Automatic Cash Withdrawal Plan are not subject to this charge.

(2) Brinson Advisors pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million and 0.25% for sales of $50 million or more.

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                     Brinson Financial Services Growth Fund

CLASS B SHARES

Class B shares have a deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                    PERCENTAGE (BASED ON AMOUNT OF
                                   INVESTMENT) BY WHICH THE SHARES'
                                    NET ASSET VALUE IS MULTIPLIED:
                                    ------------------------------
                                 LESS         $100,000   $250,000   $500,000
       IF YOU SELL               THAN            TO         TO         TO
     SHARES WITHIN:          $100,000'D'      $249,999   $499,999   $999,999
     --------------          -----------      --------   --------   --------
1st year since purchase..      5%               3%         3%         2%
2nd year since
 purchase................      4%               2%         2%         1%
3rd year since purchase..      3%               2%         1%        None
4th year since purchase..      2%               1%        None       None
5th year since purchase..      2%              None       None       None
6th year since purchase..      1%              None       None       None
7th year since purchase..     None             None       None       None

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'D' These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $249,999, after the end of the third year if you purchase at least $250,000 but less than $500,000. If you purchase $500,000 or more but less than $1 million, after the end of the second year. To qualify for the lower deferred sales charge and shorter conversion schedule, you must must make the indicated investment as a single purchase.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

First, Class B shares representing reinvested dividends, and

Second, Class B shares that you have owned the longest.

CLASS C SHARES

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is paid at the time of the purchase and is not invested in the fund.

     SALES CHARGE AS A         REALLOWANCE TO
       PERCENTAGE OF          SELECTED DEALERS
---------------------------    AS PERCENTAGE
                 NET AMOUNT          OF
OFFERING PRICE    INVESTED     OFFERING PRICE
--------------    --------     --------------
    1.00%          1.01%           1.00%

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

Class A Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

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                     Brinson Financial Services Growth Fund

 1. Redemptions from any registered mutual fund for which Brinson Advisors or any of its affiliates serve as principal underwriter if you:

      Originally paid a front-end sales charge on the shares; and

      Reinvest the money within 60 days of the redemption date.

The Fund's front-end sales charges will also not apply to Class A purchases by or through:

 2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which Brinson Advisors or any of its affiliates serve as principal underwriter.

 3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

 4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

 5. Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with Brinson Advisors (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

 6. Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with Brinson Advisors (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

 7. Insurance company separate accounts.

 8. Shareholders of the Class N shares of any Brinson fund who held such shares at the time they were redesignated as Class A shares.

 9. Reinvestment of capital gains distributions and dividends.

10. College savings plans qualified under Section 529 of the Internal Revenue Code whose sponsors or administrators have entered into an agreement with Brinson Advisors or any of its affiliates to perform advisory or administrative services.

11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and you were the Financial Advisor's client at the competing brokerage firm;

 within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

 you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class C Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class C shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and you were the Financial Advisor's client at the competing brokerage firm;

 within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and

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                     Brinson Financial Services Growth Fund

 you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

 you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

 Class A, Class B and Class C Shares Deferred Sales Charge Waivers. The deferred sales charge will be waived for:

 Redemptions of Class A shares by former holders of Class N shares;

 Exchanges between funds for which Brinson Advisors or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

 Redemptions following the death or disability of the shareholder or beneficial owner;

 Tax-free returns of excess contributions from employee benefit plans;

 Distributions from employee benefit plans, including those due to plan termination or plan transfer;

 Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

  are limited annually to no more than 12% of the original account value;

  are made in equal monthly amounts, not to exceed 1% per month;

  the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

  Redemptions of shares purchased through retirement plans.

SALES CHARGE REDUCTIONS FOR CLASS A SHARES
(RIGHT OF ACCUMULATION/CUMULATIVE QUANTITY DISCOUNT)

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares of Family Funds already owned ('Family Funds' include other Brinson funds, PACE'SM' Select funds and other funds for which Brinson Advisors or any of its affiliates serve as principal underwriter). To determine if you qualify for a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the cumulative quantity discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide Brinson Advisors with sufficient information to verify that the purchase qualifies for the privilege or discount.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to Brinson Advisors or the fund. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the fund's Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following investors are eligible to purchase Class Y shares:

 Shareholders of the Class I shares of any Brinson fund who held such shares as of the date the shares were redesignated Class Y shares;

 Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

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                     Brinson Financial Services Growth Fund

 Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

 Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

 Other investors as approved by the Fund's Board;

 Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio; and

 Shareholders who owned Class Y shares of a fund through the PACESM Multi Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that fund through the program.

Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

You can buy fund shares through your investment professional at a broker-dealer or other financial institution with which Brinson Advisors has a dealer agreement or through the fund's transfer agent as described below.

If you wish to invest in other Family Funds, you can do so by:

 Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with Brinson Advisors);

 Buying shares through the transfer agent as described below; or

 Opening an account by exchanging shares from another Brinson or PACE mutual fund.

The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:

To open an account................  $1,000
To add to an account..............  $  100

The fund may waive or reduce these amounts for:

 Employees of Brinson Advisors or its affiliates; or

 Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the fund's automatic investment plan.

Market Timers. The interests of the fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as 'market timing.' When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Brinson Advisors believes frequent trading would have a disruptive effect on the fund's ability to manage its investments, Brinson Advisors and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Brinson Advisors believes to be a market timer.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the fund's transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not

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                            ------------------------
                     Brinson Financial Services Growth Fund

repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold fund shares through the fund's transfer agent, you may exchange your shares as explained below.

A fund may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

 Your name and address;

 Your account number;

 The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;

 The dollar amount or number of shares you want to sell and/or exchange; and

 A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent, should be mailed to:

  PFPC Inc.
  Attn.: Brinson Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

You do not have to complete an application when you make additional investments in the same fund.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. The fund calculates net asset value on days that the New York Stock Exchange is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order. If you place your order through a financial

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
--------------------------------------------------------------------------------
                            ------------------------
                     Brinson Financial Services Growth Fund

institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized 'matrix' systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. The fund may own securities, including some securities that trade primarily in foreign markets that trade on weekends or other days on which the fund does not calculate net asset value. As a result, the fund's net asset value may change on days when you will not be able to buy and sell your fund shares. If the fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

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
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                            ------------------------
                     Brinson Financial Services Growth Fund

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND SUB-ADVISOR

Brinson Advisors, Inc. is the fund's investment advisor and administrator. Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On September 30, 2001, Brinson Advisors was manager, advisor or sub-advisor of 24 investment companies with 58 separate portfolios and aggregate assets of approximately $66.3 billion.

DSI International Management, Inc., a wholly owned asset management subsidiary of Brinson Advisors, is the fund's sub-advisor. DSI is located at 301
Merritt 7, Norwalk, Connecticut 06851. As of September 30, 2001, DSI had over $4.0 billion in assets under management.

PORTFOLIO MANAGER

DSI uses a team approach in its quantitative management of the fund's portfolio.

ADVISORY FEES

The fund paid fees to Brinson Advisors for advisory and administration services during the most recent fiscal year at the annual rate of 0.70% of its average daily net assets.

OTHER INFORMATION

The fund has received an exemptive order from the SEC that permits its board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.

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                            ------------------------
                     Brinson Financial Services Growth Fund

                            DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund normally declares and pays dividends annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your investment professional if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange the fund's shares for shares of another Family Fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

The fund expects that its dividends will consist primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. The fund will tell you annually how you should treat its dividends for tax purposes.

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                     Brinson Financial Services Growth Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

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
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                            ------------------------
                     Brinson Financial Services Growth Fund

                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the fund's financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

                                                        CLASS A
                                  ---------------------------------------------------
                                             FOR THE YEARS ENDED MARCH 31,
                                  ---------------------------------------------------
                                   2001#       2000       1999       1998      1997
                                   -----       ----       ----       ----      ----
Net asset value, beginning of
 period.........................  $  26.68   $  30.24   $  33.56   $  23.41   $ 21.16
                                  --------   --------   --------   --------   -------
Net investment income (loss)....      0.11 @     0.10 @     0.33 @     0.20      0.18
Net realized and unrealized
 gains (losses) from
 investments....................      4.11 @    (2.79)@    (2.96)@    11.75      5.69
                                  --------   --------   --------   --------   -------
Net increase (decrease) from
 investment operations..........      4.22      (2.69)     (2.63)     11.95      5.87
                                  --------   --------   --------   --------   -------
Dividends from net investment
 income.........................     --         (0.08)     (0.28)     (0.21)    (0.23)
Distributions from net realized
 gains from investment
 transactions...................     (4.48)     (0.79)     (0.41)     (1.59)    (3.39)
                                  --------   --------   --------   --------   -------
Total dividends and
 distributions..................     (4.48)     (0.87)     (0.69)     (1.80)    (3.62)
                                  --------   --------   --------   --------   -------
Net asset value, end of
 period.........................  $  26.42   $  26.68   $  30.24   $  33.56   $ 23.41
                                  --------   --------   --------   --------   -------
                                  --------   --------   --------   --------   -------
Total investment return(1)......     14.79 %    (8.88)%    (7.81)%    51.92%    28.72%
                                  --------   --------   --------   --------   -------
                                  --------   --------   --------   --------   -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)........................  $121,562   $126,334   $204,433   $209,818   $85,661
Expenses to average net assets
 net of waivers from
 advisor(2).....................      1.23 %     1.23 %     1.17 %     1.17%     1.52%
Net investment income (loss) to
 average net assets net of
 waivers from advisor(2)........      0.40 %     0.35 %     1.07 %     1.12%     0.90%
Portfolio turnover rate.........       107 %      122 %       59 %       23%       40%

                                                       CLASS B
                                  -------------------------------------------------
                                            FOR THE YEARS ENDED MARCH 31,
                                  -------------------------------------------------
                                   2001#     2000       1999       1998      1997
                                   -----     ----       ----       ----      ----
Net asset value, beginning of
 period.........................  $ 25.73   $ 29.35   $  32.62   $  22.87   $ 20.75
                                  -------   -------   --------   --------   -------
Net investment income (loss)....    (0.12)@   (0.12)@     0.09 @     0.09      0.04
Net realized and unrealized
 gains (losses) from
 investments....................     3.99 @   (2.71)@    (2.87)@    11.34      5.53
                                  -------   -------   --------   --------   -------
Net increase (decrease) from
 investment operations..........     3.87     (2.83)     (2.78)     11.43      5.57
                                  -------   -------   --------   --------   -------
Dividends from net investment
 income.........................    --        --         (0.08)     (0.09)    (0.06)
Distributions from net realized
 gains from investment
 transactions...................    (4.48)    (0.79)     (0.41)     (1.59)    (3.39)
                                  -------   -------   --------   --------   -------
Total dividends and
 distributions..................    (4.48)    (0.79)     (0.49)     (1.68)    (3.45)
                                  -------   -------   --------   --------   -------
Net asset value, end of
 period.........................  $ 25.12   $ 25.73   $  29.35   $  32.62   $ 22.87
                                  -------   -------   --------   --------   -------
                                  -------   -------   --------   --------   -------
Total investment return(1)......    13.95 %   (9.63)%    (8.51)%    50.80%    27.74%
                                  -------   -------   --------   --------   -------
                                  -------   -------   --------   --------   -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)........................  $79,557   $91,643   $195,392   $198,473   $41,579
Expenses to average net assets
 net of waivers from
 advisor(2).....................     2.04 %    2.02 %     1.94%      1.92%     2.27%
Net investment income (loss) to
 average net assets net of
 waivers from advisor(2)........    (0.42)%   (0.44)%     0.29 %     0.37%     0.15%
Portfolio turnover rate.........      107 %     122 %       59%        23%       40%

------------

 * Annualized.
 'D' Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) During the year ended March 31, 2001, Brinson Advisors waived a portion of its advisory and administrative fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.
 @ Calculated using the average monthly shares outstanding for the year.
 # Effective, February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.

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
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                     Brinson Financial Services Growth Fund

                             FINANCIAL HIGHLIGHTS
                                 (Continued)
--------------------------------------------------------------------------------

                    CLASS C                                            CLASS Y
-----------------------------------------------   -------------------------------------------------
                                                       FOR THE YEARS
                                                           ENDED                 FOR THE PERIOD
         FOR THE YEARS ENDED MARCH 31,                   MARCH 31,             MARCH 30, 1998'D'
-----------------------------------------------   ------------------------        TO MARCH 31,
 2001#     2000      1999      1998      1997     2001#     2000     1999             1998
 -----     ----      ----      ----      ----     -----     ----     ----    ----------------------
$ 25.68   $ 29.28   $ 32.56   $ 22.84   $ 20.75   $26.67   $30.23   $33.56           $32.22
-------   -------   -------   -------   -------   ------   ------   ------           ------
  (0.11)@   (0.12)@    0.08 @    0.12      0.06    0.18 @    0.17 @   0.34 @           --

   3.97 @   (2.69)@   (2.86)@   11.28      5.51    4.13 @   (2.82)@  (2.89)@           0.34
-------   -------   -------   -------   -------   ------   ------   ------           ------

   3.86     (2.81)    (2.78)    11.40      5.57    4.31     (2.65)   (2.55)            0.34
-------   -------   -------   -------   -------   ------   ------   ------           ------

   --       --        (0.09)    (0.09)    (0.09)   --       (0.12)   (0.37)            --

  (4.48)    (0.79)    (0.41)    (1.59)    (3.39)  (4.48)    (0.79)   (0.41)            --
-------   -------   -------   -------   -------   ------   ------   ------           ------
  (4.48)    (0.79)    (0.50)    (1.68)    (3.48)  (4.48)    (0.91)   (0.78)            --
-------   -------   -------   -------   -------   ------   ------   ------           ------
$ 25.06   $ 25.68   $ 29.28   $ 32.56   $ 22.84   $26.50   $26.67   $30.23           $33.56
-------   -------   -------   -------   -------   ------   ------   ------           ------
-------   -------   -------   -------   -------   ------   ------   ------           ------
  13.94 %   (9.59)%   (8.50)%   50.76%    27.74%  15.15 %   (8.76)%  (7.57)%           1.02%
-------   -------   -------   -------   -------   ------   ------   ------           ------
-------   -------   -------   -------   -------   ------   ------   ------           ------

$33,710   $38,282   $78,670   $63,809   $12,357   $2,387   $2,502   $5,292           $    2

   2.03 %    2.01 %    1.94 %    1.92%     2.28%   1.00 %    1.00 %   0.90 %           0.80%*

  (0.41)%   (0.43)%    0.27 %    0.36%     0.15%   0.63 %    0.58 %   1.22 %           0.00%*
    107 %     122 %      59 %      23%       40%    107 %     122 %     59 %             23%

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                     Brinson Financial Services Growth Fund

TICKER SYMBOL:       Class:                 A:  PREAX.Q
                                            B:  PREBX.Q
                                            C:  PFICX.Q
                                            Y:  PREYX.Q

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

 For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 Free from the EDGAR Database on the SEC's Internet website at:
 http://www.sec.gov

 Brinson Financial Services Growth Fund Inc.
 Investment Company Act File No. 811-4587

 'c'2001 Brinson Advisors, Inc. All rights reserved.
                                  ------------
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                         STATEMENT OF DIFFERENCES

The copyright symbol shall be expressed as...............................'c'
The service mark symbol shall be expressed as............................'sm'